Trade Receivables and Accrued Income - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables And Accrued Income [line items]
Letters of guarantee received	₺ 174,975	₺ 339,543
Trade receivables [member]
Trade Receivables And Accrued Income [line items]
Allowance for doubtful debts related to outstanding balances	738,181	₺ 705,213
Contracted receivables [member]
Trade Receivables And Accrued Income [line items]
Non-current undue assigned contracted receivables	₺ 115,001